Summary of significant accounting policies - Loan receivables from Xiaoying Credit Loans and other loans, net (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan receivable from Xiaoying, net	¥ 4,828,316,995	$ 661,476,716	¥ 4,947,833,357
Accrued interest receivable	¥ 71,667,521	9,818,410	77,677,121
Charges off policy of Loans receivables (in days)	60 days
Allowance for credit losses on loans receivable	¥ 175,820,629	24,087,327	188,719,449	$ 25,854,459	¥ 106,479,154	¥ 55,335,741
Xiaoying Credit Loans and other loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan receivable from Xiaoying, net	4,828,316,995	661,476,716	¥ 4,947,833,357
Loans facilitated in 2023 | Xiaoying Credit Loans and other loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for credit losses on loans receivable	115,695,330	15,850,196
Loans facilitated in 2024 | Xiaoying Credit Loans and other loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for credit losses on loans receivable	¥ 132,269,818	$ 18,120,891